FAIR VALUE (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Cross Currency Interest Rate Contracts
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period		$ 27
Transfers out of Level 3	$ 0	$ (27)